                                 SCHWABFUNDS(R)


                                 [SCHWAB LOGO]

                                  SCHWAB MONEY
                                  MARKET FUND
                                   ---------
                                     SCHWAB
                                   GOVERNMENT
                                   MONEY FUND
                                   ---------
                                     SCHWAB
                                 U.S. TREASURY
                                   MONEY FUND


                         [PHOTO OF THE SCHWAB BUILDING,
                           SAN FRANCISCO, CALIFORNIA]



ANNUAL REPORT
DECEMBER 31, 1995

Dear Shareholder,


[Photo of               The SchwabFunds Family(R) is celebrating tremendous
Charles                 growth as a mutual fund complex. By placing your trust
R. Schwab]              in SchwabFunds(R), you've helped total assets under
                        management grow by $8 billion in 1995 to reach over $31 billion. With over $31 billion in assets under management, SchwabFunds ranks in the top 6% of all mutual fund complexes.

We believe much of this success can be traced to the Schwab commitment to serve the needs of the Fund shareholders, a commitment demonstrated by the entire SchwabFunds staff and, in particular, by our experienced team of portfolio managers.

The 20 professionals who make up our growing portfolio management team are devoted to monitoring the financial markets for you. Through a careful and disciplined selection of securities, the portfolio managers strive to construct optimal portfolios that provide shareholders with competitive returns that meet their investment goals. And shareholders continue to signal their trust in 175 years of combined experience behind our SchwabFunds portfolio management by keeping their money invested in SchwabFunds.

We believe an important part of serving your needs is keeping you informed about your investments. For example, we added the question and answer section of this report, developed by our portfolio managers to address what they feel were the most pressing questions we've heard from shareholders over the period. It is one way we hope to keep communication open between you and the people managing your investments.

The SchwabFunds Family has grown to include a selection of funds that meets the "core" needs of investors. SchwabFunds offers a solution to investors who want the convenience and competitive costs of a no-load mutual fund family. The 19 no-load funds available to retail investors, including the new Schwab Asset Director(R) Funds, offer diversification of the U.S. and international equity markets, both taxable and tax-free bonds and a variety of money market investments.

With this level of diversification, you may use SchwabFunds to create an efficient, well-rounded portfolio. Or you may use them to serve as building blocks to an overall investment program that includes more specialized investments.

I invite you to learn more about the SchwabFunds Family. To receive a brochure and prospectus for the SchwabFunds, please call our toll-free number, 1-800-2 NO-LOAD, or visit any one of our more than 200 Schwab offices. A Schwab representative will be happy to provide you with a prospectus that includes more complete information on the Funds, including charges and expenses. Please read it carefully before investing.

I'd like to extend my personal gratitude for your trust in the SchwabFunds Family as it continues to grow. You should feel confident that the outstanding efforts of all those who are part of the SchwabFunds organization will continue going forward. And we expect these efforts to help us to meet even higher standards of excellence in the years ahead.


                                  /s/ Charles R. Schwab
                                  Charles R. Schwab
                                  Chairman

Cover: The Schwab Building, San Francisco, California

COMMENT FROM THE INVESTMENT ADVISER

We're pleased to report to you on the performance of your investment in the Schwab Money Funds for the year ended December 31, 1995. This report covers three Funds:

       - Schwab Money Market Fund

       - Schwab Government Money Fund

       - Schwab U.S. Treasury Money Fund

During the year, all three Schwab Money Funds provided you with competitive money market fund returns, combined with capital stability and ready access to your money.

ASSET GROWTH

The Schwab Money Market and U.S. Treasury Funds experienced strong asset growth in 1995, with substantial numbers of shareholders contributing additional assets. At December 31, 1995, the Schwab Money Market Fund's total net assets had grown 25% to over $14 billion; and the Schwab U.S. Treasury Money Fund's total net assets had risen 48% to over $1.1 billion. In addition, by year end, the Schwab Government Money Fund had over $1.8 billion in total net assets. We believe these figures reflect investors' continuing need for competitive returns on their short-term cash balances without sacrificing safety and liquidity.

PERFORMANCE REVIEW

The table below presents each Fund's 7-day average yield at year end. Of course, money market fund yields fluctuate and past performance is no guarantee of future results.

=========================================================================
                             7-DAY AVERAGE YIELDS 1
                            (As of December 31, 1995)

                                                    Simple       Compound
-------------------------------------------------------------------------
Schwab Money Market Fund                             5.11%         5.24%
-------------------------------------------------------------------------
Schwab Government Money Fund                         4.99%         5.11%
-------------------------------------------------------------------------
Schwab U.S. Treasury Money Fund                      4.89%         5.01%
=========================================================================

A KEY GOAL: PRESERVING YOUR INVESTMENT

If you're like most money market fund investors, preserving the value of your investment probably ranks among your foremost concerns. Toward that end, the Schwab Money Funds are managed with capital stability as a fundamental objective.

All three Funds seek to maintain a stable $1 share price to protect your principal. As with all money market funds, however, there can be no assurance that each Fund will be able to maintain a $1 net asset value. It's also important to understand that your investment is neither insured nor guaranteed by the U.S. government.


1 A portion of each Fund's fees were waived or reimbursed during the reporting period. For the Schwab Money Market Fund, without the waivers or reimbursements, the 7-day simple yield would have been 4.98% and the 7-day compound yield would have been 5.10% at December 31, 1995. For the Schwab Government Money Fund, without the waivers or reimbursements, the 7-day simple yield would have been 4.82% and the 7-day compound yield would have been 4.94% at December 31, 1995. For the Schwab U.S. Treasury Money Fund, without the waivers or reimbursements, the 7-day simple yield would have been 4.56% and the 7-day compound yield would have been 4.66% at December 31, 1995.

PROFESSIONALLY MANAGED, HIGH-QUALITY PORTFOLIOS

The Schwab Money Funds invest in diversified portfolios of high-quality, short-term securities. To minimize credit risk, the Funds have only invested in securities rated in the top rating category (known as "First Tier") assigned by nationally recognized statistical rating organizations (NRSROs), or securities of equivalent credit quality if unrated. Additionally, we maintain strict credit quality standards for the Funds' holdings and actively manage portfolio maturity to help protect and enhance your returns.

The charts below illustrate each Fund's portfolio composition on December 31, 1995. In addition, you'll find a complete listing of the securities in the Funds' portfolios at year end later in this report.

    SCHWAB MONEY MARKET FUND
    PORTFOLIO COMPOSITION - DECEMBER 31, 1995

                       [PORTFOLIO COMPOSITION PIE CHART]

                    Commercial Paper                    56%
                    Certificates of Deposit             30%
                    Bank Notes                           4%
                    Variable Rate Notes                  7%
                    Other                                3%

    The Schwab Money Market Fund invests in bank certificates of deposit, time deposits, bankers' acceptances, highly-rated commercial paper and notes, other highly-rated corporate obligations, as well as U.S. Treasury securities and other obligations or securities guaranteed by the U.S. or Canadian governments, their agencies and instrumentalities and repurchase agreements involving obligations suitable for investment in these categories.

    SCHWAB GOVERNMENT MONEY FUND
    PORTFOLIO COMPOSITION - DECEMBER 31, 1995

                       [PORTFOLIO COMPOSITION PIE CHART]

                    Repurchase Agreements               48%
                    U.S. Treasury Notes                  1%
                    Agency Variable Rate Notes          18%
                    Agency Coupon Notes                 21%
                    Agency Discount Notes               12%

    The Schwab Government Money Fund invests exclusively in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the United States government, its agencies, or instrumentalities, as well as repurchase agreements covering such obligations.

    SCHWAB U.S. TREASURY  MONEY FUND
    PORTFOLIO COMPOSITION - DECEMBER 31, 1995

                       [PORTFOLIO COMPOSITION PIE CHART]

                    U.S. Treasury Notes                 70%
                    U.S. Treasury Bills                 30%

    The Schwab U.S. Treasury Money Fund has invested exclusively in U.S. Treasury bills and U.S. Treasury notes.

To enhance your understanding of each Schwab Money Fund's performance in 1995, the portfolio management team discusses key economic trends and their impact on the Funds in the following section. If you want more information on the Funds, or any mutual fund in the SchwabFunds Family(R), contact your local Schwab office or call 1-800-2 NO-LOAD.

LOOKING FORWARD IN 1996

The Schwab Money Funds provided you with competitive money market yields in 1995. Going forward, we believe that each Fund will continue to offer the opportunity to earn competitive returns, combined with safety and liquidity.

Thank you for placing your trust in SchwabFunds(R). We value your confidence, and we will strive to continue to meet your investment needs in the future.

CHARLES SCHWAB INVESTMENT MANAGEMENT, INC.

--------------------------------------------------------------------------------
                            EFFECTIVE CASH MANAGEMENT

The Schwab Money Funds can be linked to your Schwab account to keep all of your money invested and working for you. With this special "sweep" feature, balances of $100 or more in your account can be automatically invested on a regular basis in the sweep shares you've selected and can be used to cover your day-to-day transactions, such as settling trades. It's an easy, convenient way to put your short-term cash reserves to work, giving you the opportunity to earn competitive returns, while remaining available to you on demand. For more information, call 1-800-2 NO-LOAD.

--------------------------------------------------------------------------------

QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM OF
CHARLES SCHWAB INVESTMENT MANAGEMENT, INC.

Stephen B. Ward - Senior Vice President and Chief Investment Officer Linda Klingman - Portfolio Manager Schwab Money Market Fund
Andrea Regan - Portfolio Manager Schwab Government Money Fund and
Schwab U.S. Treasury Money Fund

Q.  WHAT WAS THE GENERAL ECONOMIC CLIMATE DURING 1995?

A. The economic expansion slowed in 1995 to an annual rate of 1.4% through the end of the third quarter, compared to the impressive 3.7% growth rate of the Real Gross Domestic Product (GDP) during 1994. 1 This slowing of the economy can largely be attributed to the series of increases in the federal funds rate implemented by the Federal Reserve Bank (known as the Fed) throughout 1994 and early 1995. The Fed raised its federal funds rate target from 3.0% at the beginning of 1994 to a high of 6.0% in February 1995. By increasing the target on the federal funds rate, the Fed hoped to head off the inflationary impact of a rapidly growing economy by slowing the rate of growth without putting the economy into a recession. Following three 0.25% reductions in July and December of 1995, and January of 1996, the federal funds rate target stood at 5.25% at the end of January 1996. The economic data currently suggests that the Fed's actions have achieved the desired effect, as inflation has stabilized and the U.S. has entered into a period of moderate economic growth.

Several key economic indicators, such as industrial production, capacity utilization, new home sales, and retail sales have fallen from their high 1994 levels, indicating that economic activity in many sectors has slowed. Although the unemployment rate has remained low at 5.6% for 1995, non-farm payroll growth slowed quite dramatically throughout the year. In light of the economic data and the positive inflation outlook, the Fed lowered the federal funds rate, or eased monetary policy, twice in 1995 and once in January 1996.

Q.  HOW HAVE RECENT POLITICAL EVENTS IMPACTED SHORT-TERM INTEREST RATES?

A. One of the most significant news stories of 1995 was the uncertainty surrounding the federal budget and debt ceiling negotiations between Congress and the Clinton Administration and the resulting government shutdowns. While these events have taken center stage in the national spotlight, the issues relating to the deficit ceiling itself have had a relatively minor impact to date on the financial markets. As of this writing, short-term interest rates have declined largely as a result of weaker economic growth, lower inflation, and the market's expectations that a balanced budget deal may be achieved. The Fed already has lowered the federal funds rate a total of 0.50% in 1995 and 0.25% in January 1996; a balanced budget compromise could give the Fed incentive to lower interest rates even further, an action which is widely anticipated by market participants.


1 All Gross Domestic Product (GDP) statistics used in this report are based on the Commerce Department's new chain-weighted calculation methodology. As a result, these statistics may differ from those in previous SchwabFunds shareholder reports, which used the prior fixed-weight methodology. During 1996, the Commerce Department will revise all GDP growth rate reporting to a chain-weighted basis.

As shown in the chart below, short-term interest rates declined steadily throughout 1995. The primary reason for the decline has been the two 1995 reductions in the federal funds target rate and anticipation of further reductions in the future.

        INTEREST RATES DECREASED IN 1995

        YIELDS
        90-Day Commercial Paper and 3-Month Treasury Bills
        January 6, 1995 - December 29, 1995
[Line graph comparing 90-Day Commercial Paper and 3-Month Treasury Bills.]

                      Taxable 90 Day CP        3 Month T-Bill
        1/6/95             6.27                    5.907
        1/13/95            6.07                    5.687
        1/20/95            6.2                     5.896
        1/27/95            6.24                    5.907
        2/3/95             6.19                    5.948
        2/10/95            6.14                    5.969
        2/17/95            6.13                    5.854
        2/24/95            6.12                    5.867
        3/3/95             6.14                    5.892
        3/10/95            6.2                     5.933
        3/17/95            6.14                    5.902
        3/24/95            6.13                    5.839
        3/31/95            6.19                    5.871
        4/7/95             6.12                    5.85
        4/14/95            6.12                    5.745
        4/21/95            6.07                    5.777
        4/28/95            6.11                    5.86
        5/5/95             6.08                    5.756
        5/12/95            6.09                    5.86
        5/19/95            6.06                    5.86
        5/26/95            6.02                    5.828
        6/2/95             5.87                    5.568
        6/9/95             5.98                    5.756
        6/16/95            5.97                    5.641
        6/23/95            5.9                     5.511
        6/30/95            5.97                    5.573
        7/7/95             5.860                   5.589
        7/14/95            5.730                   5.548
        7/21/95            5.770                   5.584
        7/28/95            5.800                   5.589
        8/4/95             5.800                   5.578
        8/11/95            5.810                   5.555
        8/18/95            5.790                   5.584
        8/25/95            5.820                   5.558
        9/1/95             5.790                   5.458
        9/8/95             5.760                   5.487
        9/15/95            5.720                   5.451
        9/22/95            5.700                   5.366
        9/29/95            5.760                   5.421
        10/6/95            5.810                   5.452
        10/13/95           5.820                   5.450
        10/20/95           5.800                   5.424
        10/27/95           5.820                   5.398
        11/3/95            5.790                   5.473
        11/10/95           5.750                   5.530
        11/17/95           5.740                   5.537
        11/24/95           5.720                   5.508
        12/1/95            5.720                   5.492
        12/8/95            5.670                   5.484
        12/15/95           5.650                   5.417
        12/22/95           5.610                   5.156
        12/29/95           5.610                   5.022

        90-Day Commercial Paper
        3-Month Treasury Bills
        Increase or Decrease in Federal Funds Rate

        Source: Bloomberg L.P.

        Note: Treasury Bills are guaranteed by the U.S. government and, if held to maturity, offer both a fixed rate of return and fixed principal value. Past performance does not indicate future results.


Q. WHAT ACTIONS DID THE INVESTMENT MANAGER TAKE ON BEHALF OF THE FUNDS TO RESPOND TO CHANGES IN THE INTEREST RATE ENVIRONMENT?

A. In response to the softer economic environment and expectations of federal funds rate reductions, the dollar-weighted average maturity of each Fund was lengthened during 1995. In general, in a declining interest rate environment, extending a fund's dollar-weighted average maturity helps minimize the impact of having to reinvest money at lower market rates as securities held in a fund's portfolio mature. For example, from December 31, 1994 to December 31, 1995, the average maturity of the Schwab Money Market Fund increased from 37 days to 60 days; the Schwab Government Money Fund's average maturity increased from 41 days to 55 days; and the average maturity of the Schwab U.S. Treasury Money Fund increased from 59 days to 80 days. Although each Fund's yield has decreased recently in response to the decline in market interest rates, this strategy of lengthening maturities was successful in delaying these declines.

Q. WHAT STANDARDS ARE USED IN SELECTING SECURITIES FOR THE FUNDS' PORTFOLIOS?

A. The Federal government requires money market funds to hold high-quality securities in their portfolios. For the Schwab Money Funds, we have continued to take the additional step of investing only in what are referred to as "First Tier" securities. In general, a First Tier security is one that matures within certain recognized limits and carries the top rating from the requisite number of NRSROs, or is deemed to be of comparable quality by the Trust's Board of Trustees, if unrated.

To increase the overall credit of each Fund's portfolio, we also selectively purchase securities which are insured or backed by a letter of credit from First Tier financial institutions. These arrangements are frequently referred to as "credit enhancements" because they provide an additional level of creditworthiness in addition to the financial strength of the underlying issuer. The Investment Manager's thorough credit review of each Fund's securities includes ongoing review of the issuer as well as any insurance company or financial institution providing a credit enhancement to the security. Banks which provide enhancements on securities we purchase include First Tier banks in countries such as the U.S., Japan and the United Kingdom.

There continues to be a considerable amount of news coverage concerning the health of the Japanese economy in general and Japanese banks in particular. Over the last year, we have increased the frequency of our visits to Japan to call on Japanese financial institutions and Japanese government agencies. As a result of these trips and our continuous monitoring of the economic situation in Japan, we continue to refine our policies regarding investment in these securities. The banks we have selected are First Tier and represent some of the highest-quality Japanese institutions. With respect to credit enhancements, we feel these Japanese banks, as well as certain other international institutions, represent excellent opportunities to maintain the overall credit quality of the portfolios.

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB MONEY MARKET FUND, SCHWAB GOVERNMENT MONEY FUND
& SCHWAB U.S. TREASURY MONEY FUND
PORTFOLIO SUMMARY
--------------------------------------------------------------------------------
                                  ASSET CHANGE

                                             Total            Total        Percentage
                                           Net Assets       Net Assets     Change Over
                                         as of 12/31/95   as of 12/31/94    Reporting
                                             (000s)           (000s)         Period
--------------------------------------------------------------------------------------
Schwab Money Market Fund                  $ 14,010,387     $ 11,227,305         25%
Schwab Government Money Fund                 1,884,569        1,897,328         (1)
Schwab U.S. Treasury Money Fund              1,193,689          803,871         48
--------------------------------------------------------------------------------------

             AVERAGE YIELDS FOR THE PERIODS ENDED DECEMBER 31, 1995

                                              Last           Last            Last
                                           Seven Days    Three Months    Twelve Months
--------------------------------------------------------------------------------------
Schwab Money Market Fund                       5.11%          5.12%           5.28%
Schwab Government Money Fund                   4.99           5.05            5.21
Schwab U.S. Treasury Money Fund                4.89           4.92            5.12
--------------------------------------------------------------------------------------

                               MATURITY SCHEDULE
                          PERCENT OF TOTAL INVESTMENTS

                    Schwab Money Market Fund
 Maturity Range      3/31/95     6/30/95     9/30/95     12/31/95
-----------------------------------------------------------------
    0 -  15 Days        26.4%       16.7%       20.1%       19.4%
   16 -  30 Days        13.3        17.2        18.1        18.2
   31 -  60 Days        27.8        24.8        25.9        26.6
   61 -  90 Days        25.2        18.2        21.9        12.8
   91 - 120 Days         2.5         6.9         6.2         4.9
   Over 120 Days         4.8        16.2         7.8        18.1
Weighted Average     46 Days     64 Days     55 Days     60 Days
-----------------------------------------------------------------

                  Schwab Government Money Fund
 Maturity Range      3/31/95     6/30/95     9/30/95     12/31/95
-----------------------------------------------------------------
    0 -  15 Days        50.1%       47.0%       57.6%       64.1%
   16 -  30 Days         4.3         4.2         8.8         3.9
   31 -  60 Days        14.2        14.3         6.4         5.6
   61 -  90 Days        16.8        17.0         8.0         7.7
   91 - 120 Days         3.2         7.8         1.5         0.8
   Over 120 Days        11.4         9.7        17.7        17.9
Weighted Average     47 Days     53 Days     58 Days     55 Days
-----------------------------------------------------------------

                 Schwab U.S. Treasury Money Fund
 Maturity Range      3/31/95     6/30/95     9/30/95     12/31/95
-----------------------------------------------------------------
    0 -  15 Days         5.6%        3.6%       12.5%       10.0%
   16 -  30 Days        22.1         8.9        11.3         2.7
   31 -  60 Days        34.0        40.9        36.5        45.1
   61 -  90 Days        15.9        18.8         6.9        11.1
   91 - 120 Days         5.6         8.1         6.0         5.1
   Over 120 Days        16.8        19.7        26.8        26.0
Weighted Average     57 Days     77 Days     72 Days     80 Days
-----------------------------------------------------------------

                  PORTFOLIO QUALITY--SCHWAB MONEY MARKET FUND

                                     Percent of
                        SEC Tier     Net Assets
                         Rating       12/31/95
                        -----------------------
                        Tier 1          99.70%
                        Tier 2           0.00
                        Other*           0.30
                        -----------------------

* Security issued by Orange County currently rated below Tier 2
  See Footnote 7 to the accompanying Financial Statements for further discussion.

SchwabFunds(R)                                                                 1
--------------------------------------------------------------------------------
SCHWAB MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995

--------------------------------------------------------------------------------

                             Par           Value
                           --------     -----------
CORPORATE
 OBLIGATIONS--55.9%(a)
ASSET BACKED SECURITIES--9.2%
Apreco, Inc.
 5.67%, 03/07/96            $20,000         $19,795
Asset Securitization
 Cooperative Corp.
 5.83%, 02/01/96             25,000          24,875
Beta Finance, Inc.
 5.78%, 02/05/96             26,500          26,355
 5.60%, 05/24/96             25,000          24,455
Broadway Capital Corp.
 5.86%, 01/08/96             80,000          79,910
 5.92%, 01/12/96             30,179          30,125
 5.97%, 02/20/96             10,000           9,918
CXC Inc.
 5.71%, 02/29/96             61,000          60,435
Corporate Asset Funding Corp.
 5.77%, 02/05/96             17,000          16,906
Corporate Receivables Corp.
 5.74%, 02/23/96             28,100          27,866
ESC Securitization, Inc.
 5.79%, 01/24/96             25,000          24,909
 5.79%, 01/25/96             15,000          14,943
 5.79%, 01/26/96             15,000          14,941
 5.77%, 02/08/96             25,000          24,850
 5.76%, 02/21/96             16,000          15,871
 5.58%, 03/21/96             44,000          43,462
Enterprise Funding Corp.
 5.81%, 01/09/96             49,041          48,979
 5.83%, 01/22/96             26,067          25,980
 5.82%, 01/24/96             18,251          18,184
 5.84%, 02/02/96             23,804          23,682
 5.78%, 02/14/96             12,681          12,593
 5.78%, 02/15/96             20,289          20,144
 5.75%, 02/23/96             18,649          18,493
 5.70%, 03/14/96             21,518          21,273
 5.70%, 03/19/96             25,072          24,767
 5.58%, 03/20/96             19,705          19,467
 5.74%, 05/16/96             10,295          10,078
Eureka Securitization, Inc.
 5.78%, 02/15/96             17,000          16,879
 5.62%, 03/13/96             50,000          49,445
 5.71%, 03/18/96             25,000          24,699
Falcon Asset
 Securitization Corp.
 5.77%, 02/06/96             25,750          25,604
First Deposit Master Trust
 Series 1993-3
 5.71%, 03/06/96             30,000          29,695
 5.58%, 03/21/96             10,118           9,994
Preferred Receivables Corp.
 5.84%, 02/08/96             36,825          36,600
 5.76%, 02/12/96             34,375          34,148
Ranger Funding Corp.
 5.84%, 01/08/96             21,000          20,977
 5.81%, 01/09/96             20,000          19,975
 5.81%, 01/10/96             11,000          10,984
 5.78%, 02/13/96             10,000           9,932
 5.76%, 02/22/96             15,000          14,877
 5.62%, 03/04/96             14,500          14,359
 5.62%, 03/15/96             10,000           9,886
 5.58%, 03/19/96             10,000           9,881
Receivables Capital Corp.
 5.84%, 01/10/96             42,886          42,824
 5.81%, 01/26/96             38,463          38,310
 5.81%, 02/01/96             40,097          39,899
 5.79%, 02/21/96             31,677          31,421
Sheffield Receivables Corp.
 5.81%, 01/08/96             16,000          15,982
Special Purpose Accounts
 Receivable Cooperative Corp.
 5.78%, 02/13/96             18,000          17,877
WCP Funding, Inc.
 5.79%, 01/22/96             15,000          14,950
 5.76%, 02/16/96             25,000          24,819
 5.75%, 02/16/96             10,000           9,928
 5.70%, 03/18/96             15,800          15,610
                                          ---------
                                          1,292,811
                                          ---------
AUTOMOTIVE--3.5%
Ford Credit Europe PLC
 5.81%, 02/05/96             25,000          24,861
 5.79%, 02/05/96             25,000          24,861
 5.76%, 02/14/96             50,000          49,654
 5.76%, 02/15/96             41,200          40,908
General Motors
 Acceptance Corp.
 5.82%, 02/09/96            100,000          99,381
 5.82%, 02/14/96             30,000          29,790
 5.62%, 03/19/96              9,000           8,892
 5.72%, 04/22/96             99,000          97,284
 5.72%, 05/01/96             70,000          68,691
Renault Credit International SA
 Banque
 5.83%, 02/15/96             49,600          49,244
                                           --------
                                            493,566
                                           --------
BANKING--AUSTRALIA--1.2%
ANZ (Delaware), Inc.
 5.79%, 02/05/96             28,350          28,193
 5.55%, 05/10/96             25,000          24,511
 5.56%, 05/13/96             25,000          24,498
Westpac Capital Corp.
 5.79%, 05/01/96             50,000          49,054
 5.54%, 06/12/96             50,000          48,780
                                           --------
                                            175,036
                                           --------
BANKING--BELGIUM--1.2%
Generale Bank, Inc.
 5.67%, 01/10/96            129,000         128,822
 5.74%, 03/12/96             20,000          19,780
 5.80%, 04/03/96             25,000          24,636
                                           --------
                                            173,238
                                           --------
BANKING--CANADA--4.1%
Bank of Montreal
 5.79%, 01/11/96             53,000          52,916
 5.81%, 01/29/96            132,000         131,413
Bank of Nova Scotia
 5.75%, 01/19/96             65,000          64,817
 5.75%, 01/24/96             50,000          49,820
 5.81%, 02/01/96             50,000          49,754
 5.82%, 02/02/96             90,000          89,542
 5.81%, 02/02/96             84,000          83,573
Toronto-Dominion Holdings
 5.51%, 07/10/96             60,000          58,303
                                           --------
                                            580,138
                                           --------

SchwabFunds(R)                                                                 2
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             Par           Value
                           --------     -----------
BANKING--DENMARK--0.2%
Den Danske Corp.
 5.80%, 04/10/96           $ 30,000        $ 29,530
                                            -------
BANKING--DOMESTIC BANK
 HOLDING COMPANY--2.2%
Bankers Trust New York Corp.
 5.77%, 02/12/96             25,000          24,834
NationsBank Corp.
 5.80%, 01/22/96             67,000          66,777
 5.69%, 01/23/96             75,000          74,744
 5.80%, 02/08/96            100,000          99,400
 5.80%, 02/09/96             20,000          19,877
 5.55%, 05/21/96             30,000          29,364
                                            -------
                                            314,996
                                            -------
BANKING--GERMANY--0.4%
Banco Boavista S.A./
 (Bayerische Vereinsbank
 AG LOC)
 5.81%, 01/19/96             10,000           9,971
Kredietbank N.A.
 Finance Corp.
 5.78%, 01/08/96             18,500          18,480
 5.78%, 01/17/96             30,000          29,925
                                            -------
                                             58,376
                                            -------
BANKING--ITALY--0.5%
Cariplo Finance, Inc.
 5.76%, 02/15/96             25,000          24,823
 5.77%, 02/20/96             40,000          39,684
                                            -------
                                             64,507
                                            -------
BANKING--JAPAN--0.9%
Bancal Tri-State Corp./
 (Mitsubishi Bank
 Keepwell Agreement)
 5.86%, 02/22/96             25,000          24,792
 5.81%, 03/15/96             40,000          39,531
Deerfield Capital Corp./
 (Sumitomo Bank Ltd. LOC)
 6.15%, 01/05/96             38,800          38,774
Ridge Capital II/(Dai-Ichi
 Kangyo Bank Ltd. LOC)
 6.15%, 01/05/96             14,550          14,540
Stellar Capital Corp./
 (Bank of Tokyo
 Liquidity Agreement)
 6.01%, 02/26/96             12,873          12,754
                                            -------
                                            130,391
                                            -------
BANKING--UNITED KINGDOM--2.0%
Bank of Scotland
 Treasury Services
 5.53%, 06/11/96             55,000          53,668
Cheltenham & Gloucester PLC
 5.80%, 01/29/96             50,000          49,778
 5.79%, 02/01/96             30,000          29,852
 5.77%, 02/07/96             40,000          39,766
Yorkshire Building Society
 5.81%, 02/05/96             25,000          24,861
 5.77%, 02/13/96             30,000          29,796
 5.69%, 03/13/96             25,000          24,720
 5.60%, 05/29/96             25,000          24,436
                                            -------
                                            276,877
                                            -------
COMPUTER AND OFFICE EQUIPMENT--0.2%
CSC Enterprises
 5.80%, 01/19/96             29,000          28,917
                                            -------
FINANCE (COMMERCIAL)--8.8%
CIT Group Holdings, Inc.
 5.76%, 02/14/96             63,000          62,563
 5.77%, 02/16/96             50,000          49,637
General Electric
 Capital Corp.
 5.76%, 02/13/96            100,000          99,322
 5.69%, 03/28/96             63,000          62,150
 5.70%, 04/03/96             43,000          42,379
 5.55%, 05/02/96             25,000          24,540
 5.59%, 05/06/96            156,000         153,019
 5.62%, 05/07/96             64,000          62,763
 5.51%, 06/12/96             36,000          35,126
 5.52%, 06/14/96             60,000          58,526
 5.53%, 07/26/96             50,000          48,465
General Electric
 Capital Services
 5.76%, 02/12/96             50,000          49,669
 5.76%, 02/13/96             50,000          49,661
 5.76%, 02/15/96             54,000          53,617
 5.74%, 03/06/96             64,000          63,355
 5.70%, 04/03/96             50,000          49,278
 5.61%, 05/03/96             25,000          24,532
 5.59%, 05/07/96             50,000          49,037
 5.58%, 05/08/96             23,000          22,554
 5.52%, 06/13/96             75,000          73,169
Transamerica Finance Corp.
 5.74%, 02/22/96             50,000          49,591
 5.74%, 02/23/96             50,000          49,583
                                          ---------
                                          1,232,536
                                          ---------
FINANCE (CONSUMER)--4.0%
American Express Credit Corp.
 5.81%, 03/01/96             47,000          46,556
 5.75%, 03/08/96             45,000          44,532
 5.60%, 05/09/96             43,000          42,157
 5.58%, 05/15/96             28,000          27,428
 5.57%, 05/15/96             50,000          48,978
 5.50%, 06/06/96             39,000          38,090
 5.50%, 06/10/96             40,000          39,043
Associates Corp. of
 North America
 5.65%, 05/09/96            122,000         119,587
Household Finance Corp.
 5.80%, 01/25/96             17,000          16,935
Sears Roebuck
 Acceptance Corp.
 5.82%, 01/10/96             50,000          49,928
 5.82%, 01/11/96             34,000          33,946
 5.79%, 02/14/96             30,000          29,791
 5.79%, 02/16/96             30,000          29,781
                                           --------
                                            566,752
                                           --------
GOVERNMENT LOCALITY--FOREIGN--0.7%
New South Wales
 Treasury Corp.
 5.81%, 01/10/96             19,000          18,973
 5.80%, 01/30/96             76,000          75,650
                                           --------
                                             94,623
                                           --------

SchwabFunds(R)                                                                 3
--------------------------------------------------------------------------------
SCHWAB MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995

--------------------------------------------------------------------------------

                             Par           Value
                           --------     -----------
MINING AND MINERAL RESOURCES--0.2%
BHP Finance (U.S.A.), Inc.
 5.79%, 02/22/96           $ 15,000        $ 14,877
 5.76%, 02/23/96             10,000           9,917
                                            -------
                                             24,794
                                            -------
MISCELLANEOUS MANUFACTURING--2.4%
Hanson Finance (U.K.) PLC
 5.82%, 01/12/96             32,000          31,944
 5.80%, 01/12/96             60,500          60,394
 5.81%, 01/19/96             60,000          59,829
 5.80%, 01/19/96             32,000          31,909
 5.84%, 02/01/96            115,000         114,434
 5.75%, 02/29/96             35,000          34,675
 5.58%, 03/21/96             10,000           9,878
                                            -------
                                            343,063
                                            -------
MORTGAGE BANKING--0.5%
Fleet Mortgage Group, Inc.
 5.86%, 01/26/96             25,000          24,900
 5.81%, 02/22/96             23,000          22,810
 5.66%, 03/06/96             25,000          24,747
                                            -------
                                             72,457
                                            -------
PERSONAL CARE PRODUCTS--0.4%
Colgate-Palmolive Co.
 5.80%, 01/22/96             52,000          51,827
                                            -------
PHARMACEUTICALS--0.5%
Glaxo Wellcome PLC
 5.79%, 01/17/96             50,000          49,873
 5.79%, 01/18/96             22,000          21,941
                                            -------
                                             71,814
                                            -------
SECURITIES BROKERAGE-DEALER--12.3%
BT Securities Corp.
 5.84%, 01/25/96             18,000          17,931
 5.77%, 02/16/96             20,000          19,855
Bear Stearns
 Companies, Inc.
 5.79%, 02/07/96             65,000          64,619
CS First Boston, Inc.
 5.79%, 01/08/96             30,000          29,967
 5.82%, 02/05/96             30,000          29,833
Dean Witter Discover
 5.79%, 01/19/96             30,000          29,915
 5.79%, 02/08/96             23,000          22,862
 5.79%, 02/16/96             25,000          24,818
Goldman Sachs Group, LP
 5.82%, 01/11/96            100,000          99,841
 5.83%, 01/17/96            120,000         119,694
 5.83%, 01/18/96             50,000          49,865
 5.75%, 01/24/96             50,000          49,820
 5.80%, 03/08/96            123,000         121,704
 5.77%, 03/21/96             24,000          23,700
 5.77%, 03/22/96             44,000          43,443
 5.72%, 04/08/96             50,000          49,238
 5.72%, 04/09/96            100,000          98,460
Lehman Brothers
 Holdings, Inc.
 5.74%, 03/15/96             25,000          24,710
 5.64%, 03/27/96             16,000          15,787
Morgan Stanley Group,
 Inc.
 5.83%, 01/08/96             30,000          29,966
 5.83%, 01/09/96             42,000          41,946
 5.83%, 01/10/96             50,000          49,928
 5.78%, 02/06/96            183,000         181,957
 5.78%, 02/07/96             50,000          49,707
 5.79%, 02/08/96             70,000          69,579
 5.79%, 02/09/96             15,000          14,907
 5.79%, 02/12/96             75,000          74,501
 5.89%, 02/13/96             35,000          34,761
Nomura Holdings
 America, Inc.
 5.92%, 01/03/96             13,000          12,996
 5.92%, 01/04/96             39,000          38,981
 5.85%, 01/11/96             15,000          14,976
 5.88%, 01/12/96              5,000           4,991
 5.86%, 01/18/96             20,000          19,946
 5.86%, 01/22/96              9,000           8,970
Paine Webber Group, Inc.
 5.95%, 01/03/96             15,000          14,995
 5.95%, 01/05/96             35,000          34,977
Salomon, Inc.
 6.15%, 01/02/96             16,902          16,899
 6.02%, 02/14/96             40,000          39,710
 6.02%, 02/15/96             40,000          39,704
                                          ---------
                                          1,730,459
                                          ---------
STUDENT LOANS--0.5%
Student Loan Corp.
 5.77%, 02/16/96             25,000          24,819
 5.76%, 02/16/96             25,000          24,819
                                           --------
                                             49,638
                                           --------
TOTAL CORPORATE OBLIGATIONS (Cost
 $7,856,346)                              7,856,346
                                          ---------
VARIABLE RATE OBLIGATIONS--6.8%(b)
ASSET BACKED SECURITIES--0.2%
Advanta Credit Card
 Master Trust
 5.87%, 01/07/96             24,000          24,000
                                           --------
BANKING--DOMESTIC BANK
 HOLDING COMPANY--0.5%
Bankers Trust New York Corp.
 6.13%, 01/02/96             75,000          75,000
                                           --------
BANKING--DOMESTIC--0.1%
6700 Cherry Avenue
 Partners Variable Rate
 Demand Bonds Series
 1993/
 (Wells Fargo Bank LOC)
 6.35%, 01/07/96             10,500          10,500
                                           --------
BANKING--FRANCE--1.0%
New Jersey Economic
 Development Authority
 Taxable Adjustable Rate
 Money Market Securities
 (GE Aerospace Camden
 Development Project)
 Series A/(Banque
 Nationale de Paris LOC)
 5.86%, 01/07/96             28,700          28,700

SchwabFunds(R)                                                                 4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             Par           Value
                           --------     -----------
New Jersey Economic
 Development Authority
 Taxable Adjustable Rate
 Money Market Securities
 (GE Aerospace Camden
 Development Project)
 Series B/(Banque
 Nationale de Paris LOC)
 5.86%, 01/07/96            $10,000        $ 10,000
The City of New York,
 General Obligation
 Bonds, Fiscal 1995
 Series F-8/
 (Societe Generale LOC)
 6.00%, 01/07/96             51,000          51,000
The City of New York,
 General Obligation
 Bonds, Fiscal 1996
 Series A-2/
 (Societe Generale LOC)
 6.00%, 01/07/96             52,500          52,500
                                            -------
                                            142,200
                                            -------
BANKING--GERMANY--0.2%
General Obligation
 Refunding Bonds of the
 County of Hudson
 Variable Rate Demand
 Obligations Taxable
 Series 1995/ (Landesbank
 Hessen-Thuringen
 Girozentrale LOC)
 6.05%, 01/07/96             22,540          22,540
                                            -------
BANKING--JAPAN--0.1%
Baldwin Park
 Redevelopment Agency
 1993 Refunding Revenue
 Bonds (Baldwin Park
 Hotel Project)/
 (Sumitomo Bank LOC)
 6.07%, 01/09/96             14,700          14,700
Town of Islip Industrial
 Development Agency 1992
 Taxable Adjustable Rate
 Industrial Development
 Revenue Bonds (Nussdorf
 Associates/Quality King
 Distributors, Inc.
 Facility)/
 (Bank of Tokyo LOC)
 5.84%, 01/07/96              6,275           6,275
                                            -------
                                             20,975
                                            -------
BANKING--NETHERLANDS--0.2%
New Jersey Economic
 Development Authority
 Adjustable Rate Lease
 Revenue Taxable Bonds
 (Barnes & Noble, Inc.
 Distribution and Freight
 Consolidation Center
 Project) Series 1995A/
 (Rabobank Nederland N.V.
 LOC)
 5.86%, 01/07/96             21,700          21,700
New Jersey Economic
 Development Authority
 Adjustable Rate Lease
 Revenue Taxable Bonds
 (Barnes & Noble, Inc.
 Distribution and Freight
 Consolidation Center
 Project) Series 1995B/
 (Rabobank Nederland N.V.
 LOC)
 5.86%, 01/07/96             10,000          10,000
                                            -------
                                             31,700
                                            -------
CITY OR COUNTY
 GENERAL OBLIGATIONS--0.3%
Orange County, California
 Taxable Notes Series
 1994-1995 (d)
 5.97%, 06/30/96             41,500          41,500
                                            -------
EDUCATION--0.3%
Development Authority of
 Dekalb County Taxable
 Variable Rate Revenue
 Bonds (Emory University
 Project) Series 1995B
 6.05%, 01/07/96             36,415          36,415
                                            -------
INSURANCE--0.7%
Commonwealth Life
 Insurance Co.
 6.03%, 01/01/96            100,000         100,000
                                            -------
MONOLINE INSURANCE--0.3%
Baptist Health Systems of
 South Florida, Inc. Taxable
 Variable Rate Direct Note
 Obligations Series 1995A/
 (MBIA Insurance)
 6.05%, 01/07/96             13,000          13,000
Baptist Health Systems of
 South Florida, Inc. Taxable
 Variable Rate Direct Note
 Obligations Series 1995B/
 (MBIA Insurance)
 6.05%, 01/07/96             19,000          19,000

SchwabFunds(R)                                                                 5
--------------------------------------------------------------------------------
SCHWAB MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995

--------------------------------------------------------------------------------

                             Par           Value
                           --------     -----------
New Orleans Aviation
 Board Taxable Refunding
 Bonds Series 1993A/
 (MBIA Insurance)
 6.01%, 01/07/96            $ 3,800         $ 3,800
                                            -------
                                             35,800
                                            -------
SECURITIES BROKERAGE-DEALER--2.9%
Bear Stearns
 Companies, Inc.
 6.03%, 01/04/96            125,000         125,000
 5.99%, 01/08/96             50,000          50,000
 5.99%, 02/01/96            100,000         100,000
 5.91%, 03/21/96             30,000          30,000
Lehman Brothers
 Holdings, Inc.
 5.90%, 01/30/96            100,000         100,000
                                            -------
                                            405,000
                                            -------
TOTAL VARIABLE RATE OBLIGATIONS
 (Cost $945,630)                            945,630
                                            -------
AGENCY OBLIGATIONS--1.6%
COUPON NOTES--1.6%
Federal National
 Mortgage Assoc.
 5.50%, 06/12/96             56,000          55,959
 5.62%, 07/02/96             72,000          71,956
 5.91%, 08/19/96            100,000         100,156
                                            -------
TOTAL AGENCY OBLIGATIONS
 (Cost $228,071)                            228,071
                                            -------
BANK NOTES--4.0%
BANKING--DOMESTIC--4.0%
Bank of America Illinois
 5.80%, 01/09/96             95,000          95,000
FCC National Bank
 5.52%, 06/06/96             50,000          50,000
 5.52%, 06/07/96             50,000          50,000
First of America--Indiana
 5.80%, 01/09/96             21,000          21,000
Mellon Bank N.A.
 5.80%, 04/02/96            100,000         100,000
 5.80%, 10/17/96             30,000          29,987
NationsBank, N.A.
 (Carolinas)
 5.54%, 06/04/96             50,000          50,000
 5.54%, 06/06/96             50,000          50,000
PNC Bank, N.A.
 5.58%, 05/24/96             15,000          15,016
Sea First--Seattle
 5.80%, 01/11/96             50,000          50,000
 5.80%, 01/12/96             50,000          50,000
                                            -------
TOTAL BANK NOTES
 (Cost $561,003)                            561,003
                                            -------
CERTIFICATES OF DEPOSIT--29.8%
BANKING--CANADA--3.0%
Bank of Montreal
 5.84%, 01/05/96             25,000          25,000
 5.79%, 01/11/96             25,000          25,000
 5.80%, 01/31/96             50,000          50,000
Canadian Imperial Bank
 of Commerce
 5.81%, 01/24/96             57,000          57,000
 5.81%, 01/26/96            125,000         125,000
 5.81%, 01/31/96            140,000         140,000
                                            -------
                                            422,000
                                            -------
BANKING--DOMESTIC--0.5%
MBNA America Bank N.A.
 5.75%, 04/10/96             33,000          33,000
 5.63%, 04/16/96             10,000          10,000
 5.62%, 04/19/96             25,000          25,000
                                            -------
                                             68,000
                                            -------
BANKING--FRANCE--4.5%
Banque Nationale de Paris
 5.80%, 02/08/96             10,000          10,010
 5.58%, 05/07/96             10,000          10,002
 5.55%, 05/10/96             18,750          18,749
 5.54%, 06/13/96             20,000          20,001
 5.47%, 09/16/96             90,000          90,116
Societe Generale
 5.84%, 01/18/96            137,000         137,001
 5.80%, 01/25/96            145,000         145,000
 5.84%, 03/05/96             60,000          60,004
 5.74%, 03/07/96             60,000          60,014
 5.84%, 03/14/96             25,000          25,002
 5.85%, 03/20/96             20,000          20,000
 5.78%, 04/17/96             35,000          35,060
                                            -------
                                            630,959
                                            -------
BANKING--GERMANY--2.3%
Commerzbank AG
 5.79%, 01/16/96             25,000          25,000
 5.79%, 01/17/96             50,000          50,000
Deutsche Bank
 5.79%, 01/23/96            125,000         125,000
 5.79%, 01/30/96            125,000         125,000
                                            -------
                                            325,000
                                            -------
BANKING--JAPAN--13.6%
Dai-Ichi Kangyo Bank,
 Ltd.
 6.12%, 01/12/96             30,000          30,000
 6.10%, 01/12/96             40,000          40,000
 6.22%, 01/18/96             22,000          22,000
 6.22%, 01/19/96             25,000          25,000
 6.30%, 01/22/96             18,000          18,000
 6.42%, 01/23/96             50,000          49,996
 6.42%, 01/24/96             25,000          25,000
 6.42%, 01/25/96             25,000          25,000
 6.42%, 01/26/96             25,000          25,000
 6.02%, 02/09/96             27,000          27,004
 6.02%, 02/12/96             20,000          20,003
 5.88%, 02/21/96             50,000          49,996
 5.86%, 03/20/96             32,000          31,997

SchwabFunds(R)                                                                 6
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             Par           Value
                           --------     -----------
Industrial Bank of
 Japan, Ltd.
 6.25%, 01/02/96           $ 69,000       $  69,000
 6.23%, 01/03/96             70,000          70,000
 6.25%, 01/04/96             75,000          75,000
 6.15%, 01/04/96             52,000          52,000
 6.14%, 01/05/96             33,000          33,000
Mitsubishi Bank, Ltd.
 6.15%, 01/02/96             50,000          50,000
 6.14%, 01/02/96             25,000          25,000
 6.14%, 01/03/96             25,000          25,000
 5.82%, 03/01/96             49,000          49,013
 5.84%, 03/05/96             25,000          25,001
 5.82%, 03/06/96             12,000          12,001
 5.88%, 03/08/96             40,000          39,994
 5.83%, 03/12/96             39,000          38,998
 5.80%, 03/12/96             50,000          50,001
 5.83%, 03/14/96             60,000          60,001
 5.83%, 03/19/96             60,000          60,000
 5.83%, 03/20/96             55,000          55,000
Sanwa Bank, Ltd.
 6.02%, 02/05/96             10,000          10,001
 6.17%, 02/20/96             39,000          39,000
 6.15%, 02/20/96             94,000          94,003
 6.22%, 02/21/96             72,000          72,001
 5.92%, 02/29/96             50,000          50,004
 5.82%, 04/15/96             20,000          19,999
 5.81%, 04/23/96             50,000          50,002
Sumitomo Bank, Ltd.
 6.26%, 01/02/96             35,000          35,000
 6.18%, 01/03/96             25,000          25,000
 6.38%, 01/05/96             48,000          48,000
 6.18%, 01/09/96             25,000          25,000
 6.25%, 01/30/96             50,000          50,000
 6.25%, 01/31/96             50,000          50,000
 5.80%, 02/27/96             50,000          50,001
 5.70%, 03/19/96             55,000          55,001
 5.70%, 03/20/96             60,000          60,001
                                          ---------
                                          1,911,018
                                          ---------
BANKING--NETHERLANDS--1.9%
ABN-AMRO Bank N.V.
 5.83%, 02/21/96             37,000          36,995
 5.57%, 05/08/96             15,000          14,998
 5.75%, 06/04/96             25,000          24,978
 5.78%, 06/05/96             17,000          16,983
 5.75%, 06/05/96            120,000         119,892
 5.58%, 06/05/96             58,000          57,988
                                           --------
                                            271,834
                                           --------
BANKING--SWITZERLAND--0.7%
Union Bank of Switzerland
 5.55%, 05/03/96            100,000         100,003
                                           --------
BANKING--UNITED KINGDOM--3.3%
Abbey National PLC
 5.80%, 01/16/96            146,000         145,996
 5.56%, 05/13/96             25,000          24,997
 5.53%, 06/14/96            100,000         100,004
 5.58%, 06/21/96             70,000          70,020
Bank of Scotland
 5.54%, 06/10/96             25,000          24,996
 5.51%, 06/11/96             50,000          50,002
National Westminster Bank
 PLC
 5.72%, 02/06/96             16,000          16,000
 5.70%, 04/09/96             25,000          25,001
                                           --------
                                            457,016
                                           --------
TOTAL CERTIFICATES OF DEPOSIT
 (Cost $4,185,830)                        4,185,830
                                          ---------
REMARKETED CERTIFICATES--0.6%
ASSET BACKED SECURITIES--0.6%
Black & Decker
 RECOP Trust
 5.73%, 03/13/96             36,592          36,591
 5.62%, 03/26/96             15,000          15,000
Circuit City RECOP Trust
 5.75%, 03/04/96             27,000          27,000
                                           --------
TOTAL REMARKETED CERTIFICATES
 (Cost $78,591)                              78,591
                                           --------
                           Maturity
                           --------
REPURCHASE AGREEMENT--1.3%(c)
Salomon Brothers, Inc. 5.92%
 Issue Date 12/29/95
 Due 01/02/96
 Collateralized By:
 FHLMC: $47,069 Par;
 6.00% Due 11/01/98
 FNMA: $42,421 Par;
 7.00% Due 05/01/08
 FNMA: $42,404 Par;
 9.00% Due 04/01/25
 FNMA: $42,917 Par;
 9.00% Due 03/01/25
 FHLMC: $11,137 Par;
 6.00% Due 09/01/23
 FHLMC: $1,280 Par;
 11.25% Due 02/15/15
 FHLMC: $35,066 Par;
 9.00% Due 03/01/25         185,122         185,000
                                           --------
TOTAL REPURCHASE AGREEMENT
 (Cost $185,000)                            185,000
                                           --------
TOTAL INVESTMENTS--100.0%
 (Cost $14,040,471)                     $14,040,471
                                        ===========

              See accompanying Notes to Schedules of Investments.

SchwabFunds(R)                                                                 7
--------------------------------------------------------------------------------
SCHWAB GOVERNMENT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995

--------------------------------------------------------------------------------

                              Par          Value
                            --------     ----------
VARIABLE RATE OBLIGATIONS--17.6%(b)
Federal Home Loan Bank
 5.75%, 02/14/96            $ 20,000       $ 20,000
 5.51%, 03/08/96              10,000          9,996
 5.47%, 03/08/96              20,000         19,994
Student Loan Marketing
 Assoc.
 5.50%, 01/02/96              29,010         29,038
 5.45%, 01/02/96               9,165          9,185
 5.43%, 01/02/96              21,675         21,702
 5.40%, 01/02/96             125,330        125,299
 5.27%, 01/02/96              25,000         25,002
 5.26%, 01/02/96              40,000         40,000
 5.23%, 01/02/96              30,000         30,000
                                            -------
TOTAL VARIABLE RATE OBLIGATIONS
 (Cost $330,216)                            330,216
                                            -------
AGENCY OBLIGATIONS--33.1%
COUPON NOTES--21.5%
Federal Farm Credit Bank
 5.88%, 09/03/96              25,000         25,004
Federal Home Loan Bank
 7.15%, 01/26/96              28,950         28,955
 6.91%, 02/21/96              26,000         26,035
 6.11%, 05/17/96              25,000         25,027
 8.25%, 05/27/96               9,040          9,125
 7.81%, 07/17/96              11,240         11,353
Federal National Mortgage
 Assoc.
 9.20%, 01/10/96              16,155         16,165
 6.46%, 03/27/96              45,000         45,071
 6.27%, 04/03/96              15,000         15,010
 5.59%, 07/01/96              13,085         13,066
 5.62%, 07/02/96              25,000         24,984
 8.00%, 07/10/96              19,980         20,191
 5.91%, 08/19/96              25,000         25,039
 5.64%, 09/09/96              30,000         29,980
 5.60%, 09/20/96              20,000         19,981
 5.50%, 09/23/96              10,000          9,981
 5.68%, 10/07/96              40,000         39,988
 5.37%, 12/18/96              20,000         19,990
                                            -------
                                            404,945
                                            -------
DISCOUNT NOTES--11.6%
Federal Farm Credit Bank
 5.49%, 02/05/96              15,000         14,920
 5.75%, 02/06/96              17,425         17,328
Federal Home Loan Bank
 5.74%, 02/05/96              12,000         11,935
 5.39%, 03/22/96              11,000         10,868
 5.39%, 03/27/96               9,600          9,478
Federal Home Loan Mortgage
 Corp.
 5.56%, 01/05/96                 930            929
 5.70%, 01/16/96              45,025         44,919
 5.89%, 02/01/96              15,000         14,927
 5.42%, 03/07/96              15,000         14,853
 5.41%, 03/18/96              34,575         34,180
Federal National Mortgage
 Assoc.
 5.34%, 09/24/96              20,000         19,239
 5.38%, 10/30/96              25,000         23,918
                                            -------
                                            217,494
                                            -------
TOTAL AGENCY OBLIGATIONS
 (Cost $622,439)                            622,439
                                            -------
U.S. TREASURY OBLIGATIONS--1.0%
U.S. Treasury Notes
 4.25%, 05/15/96             $20,000       $ 19,888
                                            -------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $19,888)                              19,888
                                            -------
                            Maturity
                            --------
REPURCHASE AGREEMENTS--48.3%(c)
CS First Boston Corp.
 5.72%
 Issue Date 12/05/95
 Last Put Date 12/31/95
 Due 01/07/96
 Collateralized By:
 FHLMC: $40,765 Par;
 6.50% Due 04/15/08
 FHLMC: $12,000 Par;
 6.50% Due 02/15/24
 FNMA: $1,195 Par;
 6.00% Due 11/25/97           35,790         35,603
Donaldson, Lufkin &
 Jenrette
 Securities Corp. 5.70%
 Issue Date 12/14/95
 Last Put Date 12/31/95
 Due 01/07/96
 Collateralized By:
 FNMA: $29,580 Par;
 6.07% Due 10/25/17           26,478         26,378
Donaldson, Lufkin &
 Jenrette
 Securities Corp. 5.75%
 Issue Date 10/02/95
 Last Put Date 12/27/95
 Due 01/03/96
 Collateralized By:
 FHLMC: $32,345 Par;
 6.58% Due 12/15/23
 FHLMC: $24,740 Par;
 6.10% Due 12/15/23           50,743         50,000
Donaldson, Lufkin &
 Jenrette
 Securities Corp. 5.75%
 Issue Date 10/04/95
 Last Put Date 12/28/95
 Due 01/04/96
 Collateralized By:
 FNMA: $23,795 Par;
 6.25% Due 06/25/20
 FNMA: $16,600 Par; 6.10%
 Due 12/25/13
 FHLMC: $22,000 Par; 9.50%
 Due 04/15/20
 FNMA: $10,000 Par;
 6.53% Due 03/25/24           55,000         54,204

SchwabFunds(R)                                                                 8
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            Maturity       Value
                            --------     ----------
Donaldson, Lufkin &
 Jenrette
 Securities Corp. 5.75%
 Issue Date 10/12/95
 Last Put Date 12/31/95
 Due 01/07/96
 Collateralized By:
 FNMA: $46,270 Par;
 6.50% Due 11/25/17
 FNMA: $6,425 Par;
 6.50% Due 05/25/21          $41,011        $40,449
Donaldson, Lufkin &
 Jenrette
 Securities Corp. 5.75%
 Issue Date 10/17/95
 Last Put Date 12/31/95
 Due 01/07/96
 Collateralized By:
 FHLMC: $21,865 Par;
 5.75% Due 07/25/20
 FNMA: $14,725 Par;
 6.52% Due 03/25/24
 FNMA: $390 Par;
 6.50% Due 09/25/20           31,018         30,617
Donaldson, Lufkin &
 Jenrette
 Securities Corp. 5.75%
 Issue Date 10/18/95
 Last Put Date 12/31/95
 Due 01/07/96
 Collateralized By:
 FNMA: $23,975 Par;
 5.75% Due 09/25/16           21,976         21,695
Donaldson, Lufkin &
 Jenrette
 Securities Corp. 5.75%
 Issue Date 10/23/95
 Last Put Date 12/31/95
 Due 01/07/96
 Collateralized By:
 FNMA: $23,395 Par;
 7.18% Due 02/25/22           22,595         22,324
Donaldson, Lufkin &
 Jenrette
 Securities Corp. 5.75%
 Issue Date 12/15/95
 Last Put Date 12/31/95
 Due 01/07/96
 Collateralized By:
 FNMA: $27,500 Par;
 6.50% Due 07/25/18
 FNMA: $8,885 Par;
 6.50% Due 07/25/23           34,725         34,598
Donaldson, Lufkin &
 Jenrette
 Securities Corp. 5.76%
 Issue Date 10/25/95
 Last Put Date 12/31/95
 Due 01/07/96
 Collateralized By:
 FHLMC: $21,555 Par;
 5.75% Due 07/25/20
 FHLMC: $31,425 Par;
 7.00% Due 02/15/22           30,043         29,691
Donaldson, Lufkin &
 Jenrette
 Securities Corp. 5.78%
 Issue Date 11/22/95
 Last Put Date 12/31/95
 Due 01/07/96
 Collateralized By:
 FHLMC: $22,945 Par;
 6.83% Due 02/15/21           22,708         22,542
Donaldson, Lufkin &
 Jenrette
 Securities Corp. 5.81%
 Issue Date 11/16/95
 Last Put Date 12/31/95
 Due 01/07/96
 Collateralized By:
 FHLMC: $30,000 Par;
 6.50% Due 08/15/08
 FNMA: $14,365 Par;
 5.00% Due 12/25/12           36,627         36,322
Donaldson, Lufkin &
 Jenrette
 Securities Corp. 5.81%
 Issue Date 12/04/95
 Last Put Date 12/31/95
 Due 01/07/96
 Collateralized By:
 FHLMC: $68,455 Par;
 6.49% Due 03/15/24           64,258         63,907
Fuji Securities, Inc.
 5.75%
 Issue Date 11/01/95
 Due 01/08/96
 Collateralized By:
 U.S. Treasury Notes:
 $27,370 Par;
 9.13% Due 05/15/99
 U.S. Treasury Notes: $200
 Par;
 6.00% Due 06/30/96           30,326         30,000
Lehman Government
 Securities, Inc. 5.75%
 Issue Date 10/03/95
 Last Put Date 12/26/95
 Due 01/02/96
 Collateralized By:
 FHLMC: $29,600 Par;
 5.85% Due 10/15/02
 FNMA: $24,057 Par;
 8.00% Due 06/01/07
 FHLMC: $22,200 Par;
 5.50% Due 11/01/00
 FHLMC: $769 Par;
 6.00% Due 05/15/08           57,350         56,528
Lehman Government
 Securities, Inc. 5.75%
 Issue Date 12/11/95
 Last Put Date 12/31/95
 Due 01/07/96
 Collateralized By:
 FHLMC: $13,763 Par;
 6.00% Due 08/15/07
 FHLMC: $14,794 Par;
 5.82% Due 08/15/23
 FNMA: $16,570 Par;
 6.00% Due 11/25/19
 FNMA: $10,000 Par;
 6.50% Due 04/25/23
 FHLMC: $505 Par;
 6.00% Due 05/15/08           44,264         44,074

SchwabFunds(R)                                                                 9
--------------------------------------------------------------------------------
SCHWAB GOVERNMENT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995

--------------------------------------------------------------------------------

                            Maturity       Value
                            --------     ----------
Lehman Government
 Securities, Inc. 5.76%
 Issue Date 10/24/95 Last
 Put Date 12/31/95 Due
 01/07/96 Collateralized
 By:
 FHLMC: $18,753 Par;
 6.46% Due 09/15/07
 FNMA: $9,358 Par;
 7.09% Due 10/25/23
 FNMA: $18,270 Par;
 6.24% Due 08/25/19
 FHLMC: $20 Par;
 6.50% Due 10/15/08
 FHLMC: $938 Par;
 6.00% Due 05/15/08          $35,436        $35,016
Lehman Government
 Securities, Inc. 5.76%
 Issue Date 10/26/95 Last
 Put Date 12/31/95 Due
 01/07/96 Collateralized
 By:
 FHLMC: $12,139 Par;
 6.25% Due 11/15/08
 FHLMC: $9,033 Par;
 6.50% Due 01/15/02
 FNMA: $13,187 Par;
 7.00% Due 11/01/08
 FHLMC: $600 Par;
 6.00% Due 05/15/08           27,368         27,052
Lehman Government
 Securities, Inc. 5.80%
 Issue Date 12/08/95 Last
 Put Date 12/31/95 Due
 01/07/96 Collateralized
 By:
 FHLMC: $8,777 Par;
 7.50% Due 11/15/21
 FNMA: $13,332 Par;
 6.30% Due 04/25/17
 FHLMC: $12,321 Par;
 7.50% Due 05/01/09
 FNMA: $15,000 Par;
 8.50% Due 01/01/08
 FHLMC: $9,919 Par;
 6.50% Due 10/01/99           44,743         44,528
Lehman Government
 Securities, Inc. 5.81%
 Issue Date 12/06/95 Last
 Put Date 12/31/95 Due
 01/07/96 Collateralized
 By:
 FNMA: $10,341 Par; 6.47%
 Due 03/25/24
 FHLMC: $4,664 Par;
 6.53% Due 11/15/21
 FNMA: $21,000 Par;
 7.00% Due 08/25/23
 FHLMC: $500 Par;
 6.00% Due 05/15/08           34,305         34,129
Lehman Government
 Securities, Inc. 5.82%
 Issue Date 12/13/95 Last
 Put Date 12/31/95 Due
 01/07/96 Collateralized
 By:
 FHLMC: $45,760 Par;
 6.70% Due 01/15/22
 FHLMC: $19,450 Par;
 7.00% Due 01/15/23
 FNMA: $10,750 Par;
 6.24% Due 01/25/24           33,809         33,673
Salomon Brothers, Inc.
 5.75%
 Issue Date 11/27/95
 Last Put Date 12/31/95
 Due 01/07/96
 Collateralized By:
 FNMA: $34,664 Par;
 7.00% Due 12/01/99
 FHLMC: $4,142 Par;
 6.00% Due 11/15/07
 U.S. Treasury Notes:
 $144 Par;
 11.25% Due 02/15/15          22,976         22,827
Salomon Brothers, Inc.
 5.80%
 Issue Date 11/17/95
 Last Put Date 12/31/95
 Due 01/07/96
 Collateralized By:
 FHLMC: $17,100 Par;
 5.00% Due 09/15/20
 FNMA: $32,900 Par;
 7.50% Due 06/01/09
 FNMA: $38,485 Par;
 8.00% Due 06/01/07           61,075         60,577
Salomon Brothers, Inc.
 5.84%
 Issue Date 11/30/95
 Last Put Date 12/29/95
 Due 01/05/96
 Collateralized By:
 FHLMC: $25,201 Par;
 8.00% Due 08/01/25
 FNMA: $50,000 Par;
 8.00% Due 06/01/07
 FNMA: $3,921 Par;
 7.00% Due 12/01/99 U.S.
 Treasury Notes:
 $210 Par;
 11.25% Due 02/15/15          50,776         50,481
                                           --------
TOTAL REPURCHASE AGREEMENTS
 (Cost $907,215)                            907,215
                                           --------
TOTAL INVESTMENTS--100.0%
 (Cost $1,879,758)                       $1,879,758
                                         ==========

              See accompanying Notes to Schedules of Investments.

SchwabFunds(R)                                                                10
--------------------------------------------------------------------------------
SCHWAB U.S. TREASURY MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995

--------------------------------------------------------------------------------

                              Par          Value
                            --------     ----------
U.S. TREASURY OBLIGATIONS--100.0%
U.S. Treasury Bills
 5.37%-5.51%, 01/11/96      $ 18,275       $ 18,248
 5.34%-5.60%, 01/18/96        12,115         12,084
 5.46%, 01/25/96              20,000         19,928
 5.58%, 02/01/96              15,000         14,930
 5.39%-5.50%, 02/08/96       119,465        118,786
 5.38%-5.43%, 02/15/96         5,355          5,319
 5.39%-5.42%, 02/22/96        33,670         33,410
 5.02%-5.52%, 03/07/96       119,935        118,764
 5.49%, 03/14/96               1,525          1,508
 5.02%, 03/28/96              11,960         11,817
U.S. Treasury Notes
 9.25%, 01/15/96             100,000        100,129
 4.00%-7.50%, 01/31/96        78,505         78,462
 4.63%-8.88%, 02/15/96       174,250        174,369
 4.63%, 02/29/96             108,705        108,543
 7.75%, 03/31/96              40,000         40,198
 9.38%, 04/15/96              20,000         20,198
 5.50%-7.63%, 04/30/96       100,000        100,296
 7.38%, 05/15/96              50,000         50,341
 5.88%, 05/31/96              54,290         54,385
 7.88%, 07/15/96              25,000         25,313
 6.13%, 07/31/96              25,000         25,097
 6.50%, 09/30/96              23,775         23,980
 6.88%, 10/31/96              28,000         28,351
                                           --------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $1,184,456)                        1,184,456
                                          ---------
TOTAL INVESTMENTS--100.0%
 (Cost $1,184,456)                       $1,184,456
                                         ==========

NOTES TO SCHEDULES OF INVESTMENTS.

     Yields shown are effective yields at the time of purchase, except for variable rate securities which are described below and Treasury and Agency notes which reflect the coupon rate of the security. Yields for each type of security are stated according to the market convention for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

     (a) Certain securities purchased by the Schwab Money Market Fund are private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are issued to institutional investors, such as the Schwab Money Market Fund. Any resale by the Fund must be in an exempt transaction, normally to a qualified institutional buyer. At December 31, 1995, the aggregate value of private placement securities held by the Schwab Money Market Fund was $2,002,545,000 which represented 14.29% of net assets. Of this total, $1,723,954,000 or 12.30% of net assets, was determined by the Investment Manager to be liquid in accordance with a resolution adopted by the Board of Trustees relating to Rule 144A, promulgated under the Securities Act of 1933.

     (b) Variable rate securities. Interest rates vary periodically based on current market rates. Rates shown are the effective rates on December 31, 1995. Dates shown represent the latter of the demand date or next interest rate change date, which is considered the maturity date for financial reporting purposes. For variable rate securities without demand features, the next interest reset date is shown.

                            (Continued on next page)

SchwabFunds(R)                                                                11
--------------------------------------------------------------------------------
SCHWAB MONEY MARKET FUND, SCHWAB GOVERNMENT MONEY FUND
& SCHWAB U.S. TREASURY MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------
NOTES TO SCHEDULES OF INVESTMENTS. (CONTINUED)

     (c) Due dates shown for repurchase agreements represent either the final maturity date or put date, which is considered the maturity date for financial reporting purposes.

     (d) With respect to this security, as of December 31, 1995, the Schwab Money Market Fund was the beneficiary under a $10,375,000 irrevocable letter of credit issued by Bank of America National Trust and Savings Association which allows the Fund to make a demand for partial payment of the security's principal amount under certain conditions upon maturity or disposition of the security by the Fund. The letter of credit, which expires on August 1, 1996, does not provide complete credit support, and therefore, the Fund continues to be exposed to some risk of loss of principal of the security. The Charles Schwab Corporation has agreed to reimburse the bank for any payments made by the bank to the Fund under this letter of credit. See Note 7 to the Financial Statements for further discussion.

    Abbreviations
    -------------
    FHLMC      Federal Home Loan Mortgage Corporation
    FNMA       Federal National Mortgage Association
    LOC        Letter of Credit
    MBIA       Municipal Bond Investors Assurance Corporation
    RECOP      Remarketed Certificates of Participation

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                12
--------------------------------------------------------------------------------
SCHWAB MONEY MARKET FUND, SCHWAB GOVERNMENT MONEY FUND
& SCHWAB U.S. TREASURY MONEY FUND
STATEMENTS OF ASSETS AND LIABILITIES (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                                     Schwab         Schwab        Schwab
                                      Money       Government   U.S. Treasury
                                     Market         Money          Money
                                      Fund           Fund          Fund
                                   -----------    ----------   -------------
ASSETS
Investments, at value
  (Cost: $14,040,471, $1,879,758
  and $1,184,456, respectively)    $14,040,471    $1,879,758    $ 1,184,456
Cash                                        --            24              2
Interest receivable                     67,867        18,397         17,149
Deferred organization costs                 --            --             11
Prepaid expenses                         2,426            80             39
                                   -----------    ----------     ----------
     Total assets                   14,110,764     1,898,259      1,201,657
                                   -----------    ----------     ----------
LIABILITIES
Payable for:
  Dividends                             90,867       12,349           7,248
  Investment advisory and
     administration fee                  3,450          471             188
  Transfer agency and shareholder
     service fees                        4,962          693             387
  Other                                  1,098          177             145
                                   -----------    ----------     ----------
     Total liabilities                 100,377       13,690           7,968
                                   -----------    ----------     ----------
Net assets applicable to
  outstanding shares               $14,010,387    $1,884,569    $ 1,193,689
                                   ===========    ==========     ==========
NET ASSETS CONSIST OF:
  Capital paid in                  $14,010,737    $1,884,838    $ 1,193,821
  Accumulated net realized loss
     on investments sold                  (350)        (269)           (132)
                                   -----------    ----------     ----------
                                   $14,010,387    $1,884,569    $ 1,193,689
                                   ===========    ==========     ==========
THE PRICING OF SHARES
  Outstanding shares,
     $0.00001 par value
     (unlimited shares
     authorized)                    14,010,737    1,884,838       1,193,821
  Net asset value, offering and
     redemption price per share          $1.00        $1.00           $1.00

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                13
--------------------------------------------------------------------------------
SCHWAB MONEY MARKET FUND, SCHWAB GOVERNMENT MONEY FUND
& SCHWAB U.S. TREASURY MONEY FUND
STATEMENTS OF OPERATIONS (in thousands)
For the year ended December 31, 1995
--------------------------------------------------------------------------------

                                      Schwab        Schwab        Schwab
                                      Money       Government   U.S. Treasury
                                      Market        Money          Money
                                       Fund          Fund          Fund
                                     --------     ----------   -------------
Interest income                      $760,926      $113,106       $57,635
                                     --------      --------       -------
Expenses:
  Investment advisory and
     administration fee                52,254         8,280         4,575
  Transfer agency and
     shareholder service fees          56,873         8,540         4,502
  Custodian fees                          886           262           206
  Registration fees                     1,185            88           221
  Professional fees                       359            52            26
  Shareholder reports                   1,275           205            82
  Trustees' fees                           78            12             5
  Amortization of deferred
     organization
     costs and other prepaid
     expenses                             120             3            14
  Insurance and other expenses            390            59            22
                                     --------      --------       -------
                                      113,420        17,501         9,653
Less expenses reduced                 (18,632)       (3,268)       (3,150)
                                     --------      --------       -------
  Total expenses incurred by Fund      94,788        14,233         6,503
                                     --------      --------       -------
Net investment income                 666,138        98,873        51,132
Net realized gain (loss) on
  investments sold                          4          (162)          (60)
                                     --------      --------       -------
Increase in net assets resulting
  from operations                    $666,142      $ 98,711       $51,072
                                     ========      ========       =======

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                14
--------------------------------------------------------------------------------
SCHWAB MONEY MARKET FUND, SCHWAB GOVERNMENT MONEY FUND
& SCHWAB U.S. TREASURY MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)

--------------------------------------------------------------------------------

                                 Schwab Money               Schwab Government         Schwab U.S. Treasury
                                  Market Fund                  Money Fund                  Money Fund
                          ---------------------------   -------------------------   -------------------------
                          \------------------------- For the year ended December 31, -----------------------\
                              1995           1994          1995          1994          1995          1994
                          ------------   ------------   -----------   -----------   -----------   -----------
Operations:
 Net investment income    $    666,138   $    371,652   $    98,873   $    68,248   $    51,132   $    19,233
 Net realized gain
   (loss)
   on investments sold               4           (124)         (162)          (23)          (60)          (45)
                          ------------   ------------   -----------   -----------   -----------   -----------
 Increase in net assets
   resulting from
   operations                  666,142        371,528        98,711        68,225        51,072        19,188
                          ------------   ------------   -----------   -----------   -----------   -----------
Dividends to
 shareholders from
 net investment income        (666,138)      (371,652)      (98,873)      (68,248)      (51,132)      (19,233)
                          ------------   ------------   -----------   -----------   -----------   -----------
Capital share
 transactions (dollar
 amounts and
 number of shares
 are the same):
 Proceeds from shares
   sold                     35,277,474     27,194,342     4,120,476     4,092,811     2,979,266     1,791,760
 Net asset value of
   shares issued in
   reinvestment of
   dividends                   630,347        323,920        95,940        61,588        46,352        15,433
 Less payments for
   shares redeemed         (33,124,743)   (24,455,432)   (4,229,013)   (4,001,651)   (2,635,740)   (1,381,420)
                          ------------   ------------   -----------   -----------   -----------   -----------
 Increase (decrease)
   in net assets from
   capital share
   transactions              2,783,078      3,062,830       (12,597)      152,748       389,878       425,773
                          ------------   ------------   -----------   -----------   -----------   -----------
 Total increase (decrease)
   in net assets             2,783,082      3,062,706       (12,759)      152,725       389,818       425,728
                          ------------   ------------   -----------   -----------   -----------   -----------
 Net Assets:
   Beginning of period      11,227,305      8,164,599     1,897,328     1,744,603       803,871       378,143
                          ------------   ------------   -----------   -----------   -----------   -----------
   End of period          $ 14,010,387   $ 11,227,305   $ 1,884,569   $ 1,897,328   $ 1,193,689   $   803,871
                          ============   ============   ===========   ===========   ===========   ===========

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                15
--------------------------------------------------------------------------------
SCHWAB MONEY MARKET FUND, SCHWAB GOVERNMENT MONEY FUND
& SCHWAB U.S. TREASURY MONEY FUND
NOTES TO FINANCIAL STATEMENTS
For the year ended December 31, 1995
--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUNDS

The Schwab Money Market Fund, the Schwab Government Money Fund and the Schwab U.S. Treasury Money Fund (the "Funds") are series of The Charles Schwab Family of Funds (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended.

In addition to the three funds described above, the Trust also offers -- the Schwab Tax-Exempt Money Fund (Sweep and Value Advantage Shares), the Schwab California Tax-Exempt Money Fund (Sweep and Value Advantage Shares), the Schwab New York Tax-Exempt Money Fund (Sweep and Value Advantage Shares), the Schwab Value Advantage Money Fund(R), the Schwab Institutional Advantage Money Fund(TM) and the Schwab Retirement Money Fund(R). The assets of each series are segregated and accounted for separately.

The Schwab Money Market Fund invests primarily in a diversified portfolio of short-term obligations of major banks and corporations. The Schwab Government Money Fund invests exclusively in a diversified portfolio of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements thereon. The Schwab U.S. Treasury Money Fund invests solely in United States Treasury notes, bills and other direct obligations of the United States Treasury, backed by the full faith and credit of the United States Government.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments are stated at amortized cost which approximates market value.

Security transactions and interest income -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

Repurchase agreements -- Repurchase agreements are fully collateralized by U.S. Treasury or government agency securities. All collateral is held by the Funds' custodian and is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

Dividends to shareholders -- Each Fund declares a daily dividend, equal to its net investment income for that day, payable monthly.

Deferred organization costs -- Costs incurred in connection with the organization of the Funds and their initial registration with the Securities and Exchange Commission and with various states are amortized on a straight-line basis over a five-year period from each Fund's commencement of operations.

SchwabFunds(R)                                                                16
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Expenses -- Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all series of the Trust are allocated to each series in proportion to their relative net assets.

Federal income taxes -- It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Each Fund is considered a separate entity for tax purposes.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreements -- The Trust has investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Schwab Money Market Fund pays an annual fee, payable monthly, of .46% of the first $2 billion of average daily net assets, .45% of such assets over $2 billion, and .40% of such assets in excess of $3 billion. For advisory services and facilities furnished, the Schwab Government Money Fund and the Schwab U.S. Treasury Money Fund each pay an annual fee, payable monthly, of .46% of the first $1 billion of each Fund's average daily net assets, .41% of such assets over $1 billion, and .40% of such assets in excess of $2 billion. Under these agreements, the Schwab Money Market Fund, the Schwab Government Money Fund and the Schwab U.S. Treasury Money Fund incurred investment advisory and administration fees of $52,254,000, $8,280,000 and $4,575,000, respectively, for the year ended December 31, 1995, before the Investment Manager reduced its fee (see Note 4).

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of .45% of each Fund's average daily net assets. For the year ended December 31, 1995, the Schwab Money Market Fund, the Schwab Government Money Fund and the Schwab U.S. Treasury Money Fund incurred transfer agency and shareholder service fees of $56,873,000, $8,540,000 and $4,502,000, respectively, before Schwab reduced its fees (see Note 4).

Officers and trustees -- Certain officers and trustees of the Trust are also officers or directors of the Investment Manager and/or Schwab. During the year ended December 31, 1995, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Schwab Money Market Fund, the Schwab Government Money Fund and the Schwab U.S. Treasury Money Fund incurred fees of $78,000, $12,000 and $5,000, respectively, related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees in order to limit the ratio of operating expenses to average net assets for each Fund. For the year ended December 31, 1995, the total of such fees reduced by the Investment Manager was $15,603,000, $2,777,000 and $2,674,000 for the Schwab Money Market Fund, the Schwab Government Money Fund and the Schwab U.S. Treasury Money Fund, respectively, and the total of such fees reduced by Schwab was $3,029,000, $491,000 and $476,000 for the Schwab Money Market Fund, the

SchwabFunds(R)                                                                17
--------------------------------------------------------------------------------
SCHWAB MONEY MARKET FUND, SCHWAB GOVERNMENT MONEY FUND
& SCHWAB U.S. TREASURY MONEY FUND
NOTES TO FINANCIAL STATEMENTS
For the year ended December 31, 1995
--------------------------------------------------------------------------------

Schwab Government Money Fund and the Schwab U.S. Treasury Money Fund, respectively.

5. INVESTMENT TRANSACTIONS

Purchases, sales and maturities of investment securities during the year ended December 31, 1995, were as follows (in thousands):

                                                                                            Schwab
                                                  Schwab Money     Schwab Government     U.S. Treasury
                                                  Market Fund         Money Fund          Money Fund
                                                  ------------     -----------------     -------------
Purchases                                         $54,457,921         $10,324,703         $ 4,666,466
Proceeds of sales and maturities                  $51,703,327         $10,338,043         $ 4,283,007

6. FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period:

                                                                Schwab Money Market Fund
                                            ----------------------------------------------------------------
                                            \--------------- For the year ended December 31, --------------\
                                               1995          1994          1993         1992         1991
                                            ----------------------------------------------------------------
Net asset value at beginning of period            $1.00         $1.00        $1.00        $1.00        $1.00
Income from investment operations
---------------------------------
 Net investment income                              .05           .04          .03          .03          .06
 Net realized and unrealized gain
   (loss) on investments                             --            --           --           --           --
                                            -----------   -----------   ----------   ----------   ----------
 Total from investment operations                   .05           .04          .03          .03          .06
Less distributions
------------------
 Dividends from net investment income              (.05)         (.04)        (.03)        (.03)        (.06)
 Distributions from realized gain on
   investments                                       --            --           --           --           --
                                            -----------   -----------   ----------   ----------   ----------
 Total distributions                               (.05)         (.04)        (.03)        (.03)        (.06)
                                            -----------   -----------   ----------   ----------   ----------
Net asset value at end of period                  $1.00         $1.00        $1.00        $1.00        $1.00
                                            ===========   ===========   ==========   ==========   ==========
Total return (%)                                   5.41          3.68         2.67         3.48         5.70
----------------
Ratios/Supplemental data
------------------------
 Net assets, end of period (000s)           $14,010,387   $11,227,305   $8,164,599   $6,134,167   $4,866,584
 Ratio of expenses to
   average net assets (%)                           .75           .74          .73          .70          .78
 Ratio of net investment income to
   average net assets (%)                          5.27          3.68         2.64         3.40         5.52

The Investment Manager and Schwab have reduced a portion of their fees and absorbed certain expenses in order to limit each Fund's ratio of operating expenses to average net assets. Had these fees and expenses not been reduced and absorbed, the ratio of expenses to average net assets for the Schwab Money Market Fund for the periods ended December 31, 1995, 1994, 1993, 1992 and 1991 would have been .90%, .90%, .91%, .92% and .94%, respectively, and the ratio of net investment income to average net assets would have been 5.12%, 3.52%, 2.46%, 3.18% and 5.36%, respectively.

SchwabFunds(R)                                                                18
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                Schwab Government Money Fund
                                               --------------------------------------------------------------
                                               \-------------- For the year ended December 31, -------------\
                                                  1995         1994         1993         1992         1991
                                               --------------------------------------------------------------
Net asset value at beginning of period              $1.00        $1.00        $1.00        $1.00        $1.00
Income from investment operations
---------------------------------
 Net investment income                                .05          .04          .03          .03          .05
 Net realized and unrealized gain
   (loss) on investments                               --           --           --           --           --
                                               ----------   ----------   ----------   ----------   ----------
 Total from investment operations                     .05          .04          .03          .03          .05
Less distributions
------------------
 Dividends from net investment income                (.05)        (.04)        (.03)        (.03)        (.05)
 Distributions from realized gain
   on investments                                      --           --           --           --           --
                                               ----------   ----------   ----------   ----------   ----------
 Total distributions                                 (.05)        (.04)        (.03)        (.03)        (.05)
                                               ----------   ----------   ----------   ----------   ----------
Net asset value at end of period                    $1.00        $1.00        $1.00        $1.00        $1.00
                                               ==========   ==========   ==========   ==========   ==========
Total return (%)                                     5.34         3.62         2.66         3.42         5.53
----------------
Ratios/Supplemental data
------------------------
 Net assets, end of period (000s)              $1,884,569   $1,897,328   $1,744,603   $1,592,793   $1,458,705
 Ratio of expenses to
   average net assets (%)                             .75          .74          .73          .72          .70
 Ratio of net investment income to
   average net assets (%)                            5.21         3.56         2.63         3.36         5.38

The Investment Manager and Schwab have reduced a portion of their fees and absorbed certain expenses in order to limit each Fund's ratio of operating expenses to average net assets. Had these fees and expenses not been reduced and absorbed, the ratio of expenses to average net assets for the Schwab Government Money Fund for the periods ended December 31, 1995, 1994, 1993, 1992 and 1991 would have been .92%, .92%, .93%, .94% and .95%, respectively, and the ratio of net investment income to average net assets would have been 5.04%, 3.38%, 2.43%, 3.14% and 5.13%, respectively.

SchwabFunds(R)                                                                19
--------------------------------------------------------------------------------
SCHWAB MONEY MARKET FUND, SCHWAB GOVERNMENT MONEY FUND
& SCHWAB U.S. TREASURY MONEY FUND
NOTES TO FINANCIAL STATEMENTS
For the year ended December 31, 1995
--------------------------------------------------------------------------------

                                                          Schwab U.S. Treasury Money Fund
                                         ------------------------------------------------------------------
                                                                                            For the period
                                         \------ For the year ended December 31, ------\        ended
                                                                                             December 31,
                                            1995          1994         1993         1992       1991 1
                                         ------------------------------------------------------------------
Net asset value at beginning of period        $1.00        $1.00        $1.00        $1.00        $1.00
Income from investment operations
---------------------------------
 Net investment income                          .05          .04          .03          .03          .01
 Net realized and unrealized gain
   (loss) on investments                         --           --           --           --           --
                                         ----------     --------     --------     --------      -------
 Total from investment operations               .05          .04          .03          .03          .01
Less distributions
------------------
 Dividends from net investment income          (.05)        (.04)        (.03)        (.03)        (.01)
 Distributions from realized gain on
   investments                                   --           --           --           --           --
                                         ----------     --------     --------     --------      -------
 Total distributions                           (.05)        (.04)        (.03)        (.03)        (.01)
                                         ----------     --------     --------     --------      -------
Net asset value at end of period              $1.00        $1.00        $1.00        $1.00        $1.00
                                         ==========     ========     ========     ========      =======
Total return (%)                               5.25         3.52         2.54         3.26          .68
----------------
Ratios/Supplemental data
------------------------
 Net assets, end of period (000s)        $1,193,689     $803,871     $378,143     $178,895      $16,906'
 Ratio of expenses to
   average net assets (%)                       .65          .65          .65          .59          .24*
 Ratio of net investment income to
   average net assets (%)                      5.11         3.60         2.50         2.91         4.11*

The Investment Manager and Schwab have reduced a portion of their fees and absorbed certain expenses in order to limit each Fund's ratio of operating expenses to average net assets. Had these fees and expenses not been reduced and absorbed, the ratio of expenses to average net assets for the Schwab U.S. Treasury Money Fund for the periods ended December 31, 1995, 1994, 1993, 1992 and 1991 would have been .96%, 1.00%, 1.05%, 1.15% and 4.11%*, respectively, and the ratio of net investment income to average net assets would have been 4.80%, 3.25%, 2.10%, 2.35% and .24%*, respectively.

1 For the period November 6, 1991 (commencement of operations) to December 31,
    1991.

 *  Annualized

SchwabFunds(R)                                                                20
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

7. COMMITMENTS AND CONTINGENCIES

On December 6, 1994, Orange County, California and the investment pool maintained by Orange County filed for protection under Chapter 9 of the federal Bankruptcy Code. At December 31, 1995, the Schwab Money Market Fund had 0.30% of its net assets, or $41,500,000, in a security issued directly by Orange County. Prior to this security's original maturity date, the terms of this security were revised to extend the maturity to June 30, 1996, increase the security's interest rate and revise the interest payment schedule to require partial payments of interest prior to June 30, 1996 with a final payment of interest together with principal on June 30, 1996.

As of December 31, 1995, the Schwab Money Market Fund was the beneficiary under a $10,375,000 irrevocable letter of credit issued by Bank of America National Trust and Savings Association which permits the Fund to make a demand for partial payment under certain conditions upon maturity or disposition of the Orange County security. This letter of credit does not provide complete credit support, and therefore, the Fund continues to be exposed to some risk of loss of principal of the Orange County security. The Charles Schwab Corporation has agreed to reimburse the bank for any payments made by the bank to the Fund under this letter of credit. The letter of credit has not been needed to maintain the Fund's net asset value of $1.00 per share.

SchwabFunds(R)                                                                21
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

To the Board of Trustees
and Shareholders of the Schwab Money Market Fund, the Schwab Government Money Fund and the Schwab U.S. Treasury Money Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schwab Money Market Fund, the Schwab Government Money Fund and the Schwab U.S. Treasury Money Fund (three series constituting part of The Charles Schwab Family of Funds, hereafter referred to as the "Trust") at December 31, 1995, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
January 31, 1996

                              SCHWABFUNDS FAMILY(R)

The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio with one investment in any of the three Asset Director(R) Funds, or choose several different equity markets with our three equity index funds. You can also select from different maturities with our bond fund choices, and take advantage of an array of money market funds.

                           SCHWAB ASSET DIRECTOR FUNDS

- HIGH GROWTH FUND seeks to provide high capital growth with less volatility than an all-stock portfolio. This Fund has the largest stock component and offers the highest risk and return potential.

- BALANCED GROWTH FUND seeks to provide maximum total return, including capital growth and income. This Fund invests in a more balanced mix of stocks and bonds and offers moderate risk and return potential.

- CONSERVATIVE GROWTH FUND seeks to provide income with growth potential. This Fund has the smallest stock component, which is designed to help offset inflation, and generally keeps the majority of its assets invested in bonds. It offers the lowest risk and return potential.

                               SCHWAB INDEX FUNDS

- SCHWAB 1000 FUND(R) is designed to match the total return of the Schwab 1000 Index(R), comprised of the largest 1,000 publicly traded U.S. companies--the stocks of which represent about 85% of the total market capitalization of the U.S. stock market. 1

- SCHWAB SMALL-CAP INDEX FUND(R) is designed to track the total return of the Schwab Small-Cap Index(R), which tracks the performance of small-capitalization companies. The Schwab Small-Cap Index is comprised of the second 1,000 largest publicly traded companies in the U.S. 1

- SCHWAB INTERNATIONAL INDEX FUND(TM) is designed to track the total return of the Schwab International Index(R), comprised of 350 of the largest companies, based on market capitalization, in foreign countries with developed securities markets. 2

                                SCHWAB BOND FUNDS

- SCHWAB GOVERNMENT BOND FUNDS include two Funds designed to offer high current yields with the credit safety of U.S. government securities. The income level you are seeking and your tolerance for fluctuation in share price should determine your selection of either our Short/Intermediate Fund or our Long-Term Fund. 3

- SCHWAB TAX-FREE BOND FUNDS help investors take advantage of one of the last remaining tax breaks: tax-free municipal bonds. We offer a national Short/Intermediate Fund and a Long-Term Fund, both of which pay monthly income free from federal personal income tax. 4,5

- SCHWAB CALIFORNIA TAX-FREE BOND FUNDS give California taxpayers two different opportunities to earn double tax-free income--free from both federal and California state personal income taxes. 5

                               SCHWAB MONEY FUNDS

Schwab offers an array of money funds that seek high current income with safety and liquidity. Choose from taxable or tax-exempt alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments.(TM) 6

We will be happy to provide you with a free prospectus and brochure on any of the SchwabFunds(R). EACH PROSPECTUS PROVIDES MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES. PLEASE READ IT CAREFULLY BEFORE INVESTING.

                        1-800-2 NO-LOAD (1-800-266-5623)




1 The Schwab 1000 Index and the Schwab Small-Cap Index consist of publicly traded companies ranked by market capitalization. These indices do not include privately held companies, investment companies and companies incorporated outside of the United States.

2 The Schwab International Index is comprised of publicly traded companies ranked by market capitalization in countries with developed securities markets. Currently invested in 15 countries, the Index does not include privately held companies, investment companies or companies from the United States.

3 Investors in the Schwab Government Bond Funds may experience a decline in share price due to prepayment of obligations held by the Funds.

4 Income may be subject to state and local taxes.

5 Income may be subject to the Alternative Minimum Tax (AMT). Capital appreciation from discounted bonds may be subject to state and federal income tax.

6 Investments in money market funds are neither insured nor guaranteed by the U.S. government, and there is no assurance that the Funds will be able to maintain a stable share price of $1.

                                                           --------------
                                                              BULK RATE
                                                            U.S. POSTAGE
                                                                PAID
                                                           CHARLES SCHWAB
                                                           --------------

[SCHWABFUNDS FAMILY(R) LOGO]
101 MONTGOMERY STREET
SAN FRANCISCO, CALIFORNIA 94104

INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)1996 Charles Schwab & Co., Inc. All rights reserved. Member SIPC/NYCE. TF3958(2/96) CRS 10209 Printed on recycled paper.